As filed with the Securities and Exchange Commission on

October 16, 2017

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 37	/ X /

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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
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	Amendment No. 38	/ X /

	(Check appropriate box or boxes)	----
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PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
(Registration No. 33-32550; 811-05977)

(Exact name of registrants as specified in charter)

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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 46	/ X /
	and	----
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
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	Amendment No. 47	/ X /
	(Check appropriate box or boxes)	----
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PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
Registration No. 33-5416; 811-04518

PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
Registration No. 33-8916; 811-04527

PUTNAM OHIO TAX EXEMPT INCOME FUND
Registration No. 33-8924; 811-04528

(Exact name of registrants as specified in charter)
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 39	/ X /
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
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	Amendment No. 40	/ X /
	(Check appropriate box or boxes)	----
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PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
(Registration No. 33-28321; 811-05802)
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)
Registrants' Telephone Number, including Area Code (617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)
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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on September 30, 2017 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
PUTNAM OHIO TAX EXEMPT INCOME FUND
PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, each of the Registrants certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 16th day of October, 2017.

PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
PUTNAM OHIO TAX EXEMPT INCOME FUND
PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

By:	/s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statements of Putnam Massachusetts Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam Pennsylvania Tax Exempt Income Fund has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Jameson A. Baxter*	Chair, Board of Trustees

Kenneth R. Leibler*	Vice Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison

Janet C. Smith**	Vice President, Principal Financial Officer, Principal Accounting Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill***	Trustee

Paul L. Joskow*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

Manoj P. Singh***	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
October 16, 2017
*Signed pursuant to power of attorney filed in Post-Effective Amendment No. 25 to the New Jersey fund’s Registration Statement on September 28, 2012.
*Signed pursuant to power of attorney filed in Post-Effective Amendment No. 34 to the Massachusetts, Minnesota and Ohio funds’ Registration Statement on September 28, 2012.
*Signed pursuant to power of attorney filed in Post-Effective Amendment No. 27 to the Pennsylvania fund’s Registration Statement on September 28, 2012.
**Signed pursuant to power of attorney filed in Post-Effective Amendment No. 35 to the New Jersey fund’s Registration Statement on February 28, 2017.
**Signed pursuant to power of attorney filed in Post-Effective Amendment No. 44 to the Massachusetts, Minnesota and Ohio funds’ Registration Statement on February 28, 2017.
**Signed pursuant to power of attorney filed in Post-Effective Amendment No. 37 to the Pennsylvania fund’s Registration Statement on February 28, 2017.
***Signed pursuant to power of attorney filed in Post-Effective Amendment No. 36 to the New Jersey fund’s Registration Statement on September 28, 2017.
***Signed pursuant to power of attorney filed in Post-Effective Amendment No. 45 to the Massachusetts, Minnesota and Ohio funds’ Registration Statement on September 28, 2017.
***Signed pursuant to power of attorney filed in Post-Effective Amendment No. 38 to the Pennsylvania fund’s Registration Statement on September 28, 2017.